UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09377
The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.	Barbara Marcin, CFA
Morningstar® rated The Gabelli Blue Chip Value Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended September 30, 2010 among 1,723, 1,723, 1,422, and 761 Large Blend funds, respectively.
To Our Shareholders,
     The Gabelli Blue Chip Value Fund’s (the “Fund”) (Class AAA) total return was 9.9% during the third quarter of 2010 compared with the Standard & Poor’s (“S&P”) 500 Index of 11.3% and the Lipper Large Cap Value Fund Average of 10.3%.
     Enclosed is the portfolio of investments as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

												Since
			Year to									Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	(8/26/99)
Gabelli Blue Chip Value Fund Class AAA	9.85%		3.76%		8.42%		(5.68)%		1.33%		0.73%	3.33%
S&P 500 Index	11.30		3.91		10.18		(7.15)		0.64		(0.43)	0.49 (b)
Lipper Large Cap Value Fund Average	10.31		2.33		7.05		(9.02)		(0.74)		2.08	1.98
Class A	9.94		3.84		8.49		(5.63)		1.35		0.77	3.37
	3.62	(c)	(2.13	)(c)	2.25	(c)	(7.48	)(c)	0.16	(c)	0.18 (c)	2.82 (c)
Class B	9.66		3.20		7.64		(6.34)		0.60		0.26	2.90
	4.66	(d)	(1.80	)(d)	2.64	(d)	(7.28	)(d)	0.21	(d)	0.26	2.90
Class C	9.68		3.20		7.65		(6.37)		0.59		0.24	2.88
	8.68	(e)	2.20	(e)	6.65	(e)	(6.37)		0.59		0.24	2.88
Class I	9.91		4.00		8.71		(5.44)		1.58		0.90	3.49
In the current prospectus the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.13%, 2.13%, 2.88%, 2.88%, and 1.88%, respectively. The net expense ratios in the current prospectus for these share classes are 2.01%, 2.01%, 2.76%, 2.76%, and 1.76%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	S&P 500 Index performance is as of August 31, 1999.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The Gabelli Blue Chip Value Fund
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 86.6%
	Aerospace — 1.5%
6,000	The Boeing Co	$399,240

	Agriculture — 2.3%
10,000	Archer-Daniels-Midland Co.	319,200
6,000	Monsanto Co.	287,580

		606,780

	Automotive: Parts and Accessories — 1.2%
4,000	Lear Corp.†	315,720

	Banking — 4.8%
20,876	Bank of America Corp.	273,684
150,000	Citigroup Inc.†	585,000
11,000	JPMorgan Chase & Co.	418,770

		1,277,454

	Computer Hardware — 7.3%
1,200	Apple Inc.†	340,500
17,000	Cisco Systems Inc.†	372,300
12,000	Hewlett-Packard Co.	504,840
5,500	International Business Machines Corp.	737,770

		1,955,410

	Computer Software and Services — 2.1%
27,000	EMC Corp.†	548,370

	Consumer Products — 0.9%
5,000	Tupperware Brands Corp.	228,800

	Diversified Industrial — 3.4%
13,000	Honeywell International Inc.	571,220
9,000	Tyco International Ltd.	330,570

		901,790

	Electronics — 3.0%
25,000	Intel Corp.	480,750
12,000	Texas Instruments Inc.	325,680

		806,430

	Energy — 8.6%
3,000	Chevron Corp.	243,150
11,050	ConocoPhillips	634,602
6,000	Devon Energy Corp.	388,440
7,000	Exxon Mobil Corp.	432,530
11,000	NextEra Energy Inc.	598,290

		2,297,012

	Energy Services — 5.2%
4,000	Diamond Offshore Drilling Inc.	271,080
18,000	Halliburton Co.	595,260
8,000	Transocean Ltd.†	514,320

		1,380,660

	Entertainment — 3.9%
10,000	The Walt Disney Co.	331,100
17,000	Time Warner Inc.	521,050
20,000	TiVo Inc.†	181,200

		1,033,350

	Exchange Traded Funds — 2.5%
10,000	ProShares UltraShort 20+ Year Treasury†	312,500
9,000	Ultrashort 7-10 Year Treasury ProShares†	353,700

		666,200

	Financial Services — 2.7%
5,000	American Express Co.	210,150
2,000	CME Group Inc.	520,900

		731,050

	Food and Beverage — 4.4%
6,000	Diamond Foods Inc.	245,940
23,200	Kraft Foods Inc., Cl. A	715,952
3,000	PepsiCo Inc.	199,320

		1,161,212

	Health Care — 15.5%
17,987	Bristol-Myers Squibb Co.	487,627
5,000	Cephalon Inc.†	312,200
8,000	Covidien plc	321,520
10,000	Genzyme Corp.†	707,900
13,000	Gilead Sciences Inc.†	462,930
10,000	Johnson & Johnson	619,600
8,846	Mead Johnson Nutrition Co.	503,426
11,650	Merck & Co. Inc.	428,837
16,790	Pfizer Inc.	288,284

		4,132,324

	Machinery — 0.9%
3,500	Deere & Co.	244,230

	Metals and Mining — 2.8%
5,000	Freeport-McMoRan Copper & Gold Inc.	426,950
5,000	Newmont Mining Corp.	314,050

		741,000

	Retail — 1.0%
5,000	Wal-Mart Stores Inc.	267,600

	Satellite — 2.3%
15,000	DIRECTV, Cl. A†	624,450

	Specialty Chemicals — 5.0%
8,000	Air Products and Chemicals Inc.	662,560
15,000	E. I. du Pont de Nemours and Co.	669,300

		1,331,860

See accompanying notes to schedule of investments.

The Gabelli Blue Chip Value Fund
Schedule of Investments — September 30, 2010 (Continued) (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications — 3.4%
14,200	Verizon Communications Inc.	$462,778
18,000	Vodafone Group plc, ADR	446,580

		909,358

	Water — 1.9%
22,000	American Water Works Co. Inc.	511,940

	TOTAL COMMON STOCKS	23,072,240

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 13.4%
$3,565,000	U.S. Treasury Bills, 0.060% to 0.180%††,
	10/21/10 to 03/03/11	3,563,983

	TOTAL INVESTMENTS — 100.0% (Cost $23,705,016)	$26,636,223

	Aggregate tax cost	$23,981,992

	Gross unrealized appreciation	$3,498,148
	Gross unrealized depreciation	(843,917)

	Net unrealized appreciation/depreciation	$2,654,231

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Blue Chip Value Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Blue Chip Value Fund
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$23,072,240
Level 2 — Other Significant Observable Inputs*	3,563,983

Total	$26,636,223

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.
There were no Level 3 investments held at September 30, 2010 or December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2010, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

The Gabelli Blue Chip Value Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $3,693,444, which are available to reduce future required distributions of net capital gains to shareholders. $1,253,292 is available through 2016; and $2,440,152 is available through 2017.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Blue Chip Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice President	Medical Director
and Chief Financial Officer	Lawrence Hospital
KeySpan Corp.

Officers and Portfolio Manager

Barbara G. Marcin, CFA	Bruce N. Alpert
Portfolio Manager	President

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB402Q310SR
The Gabelli Blue Chip Value Fund
Morningstar® rated The Gabelli Blue Chip Value Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended September 30, 2010 among 1,723, 1,723, 1,422, and 761 Large Blend funds, respectively.
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Blue Chip Value Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.